Financial Assets - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets [Abstract]
Current derivatives (see note 30)	€ 3,238	€ 0
Total current financial assets measured at fair value	3,238	0
Deposits and guarantees	561	162
Other current financial assets (a)	2,025,869	10,861
Current loans to third parties	39	95
Total other current financial assets measured at amortized cost	€ 2,026,469	€ 11,118